K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

July 22, 2013	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 100 to the Registration

Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add six new series to the Trust, each of which will have two classes of shares – Class IB and Class K (the “New Series”). Except with respect to the disclosure regarding the New Series, the form and text of the statement of additional information (the “SAI”) do not differ in any material way from the Trust’s currently effective SAI, as filed with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(a) under the 1933 Act and reviewed by the SEC staff (Post Effective Amendment No. 96 to the Trust’s Registration Statement, Accession No. 0001193125-13-043195 (February 7, 2013)), as revised and filed pursuant to Rule 485(b) under the 1933 Act (Post-Effective Amendment No. 98 to the Trust’s Registration Statement, Accession No. 0001193125-13-185471 (April 30, 2013)) and as certified pursuant to Rule 497J under the 1933 Act (Accession No. 0001193125-13-191555 (May 1, 2013). The Trust’s SAI is marked to show changes from the SAI included in Post-Effective Amendment No. 98 to the Trust’s Registration Statement.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

U.S. Securities and Exchange Commission

July 22, 2013

Sincerely, /s/ Mark C. Amorosi Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

  William MacGregor, Esq.

  AXA Equitable Funds Management Group LLC

  Clifford J. Alexander, Esq.

  K&L Gates LLP